LEASES	12 Months Ended
Feb. 23, 2013
Text Block [Abstract]
LEASES

NOTE 7—LEASES

The Company leases certain retail stores, distribution centers, office facilities and equipment from third parties. Many of these leases include renewal options and, to a limited extent, include options to purchase. Future minimum lease payments to be made by the Company for noncancellable operating leases and capital leases as of February 23, 2013, consist of the following:

	Lease Obligations
Fiscal Year	Operating Leases	Capital Leases
2014	$114	$56
2015	113	52
2016	97	49
2017	80	44
2018	60	42
Thereafter	174	208

Total future minimum obligations	$638	451

Less interest		(121)

Present value of net future minimum obligations		330
Less current obligations		(55)

Long-term obligations		$275

Total future minimum obligations have not been reduced for future minimum subtenant rentals of $49 under certain operating subleases.

Rent expense and subtenant rentals under operating leases consisted of the following:

	2013	2012	2011
Minimum rent	$127	$118	$133
Contingent rent	6	2	—

	133	120	133
Subtenant rentals	(13)	(15)	(28)

	$120	$105	$105

The Company leases certain property to third parties under both operating and direct financing leases. Under the direct financing leases, the Company leases buildings to independent retail customers with terms ranging from one to seven years. Future minimum lease and subtenant rentals under noncancellable leases as of February 23, 2013, consist of the following:

	Lease Receipts
Fiscal Year	Operating Leases	Direct Financing Leases
2014	$11	$2
2015	8	2
2016	7	2
2017	6	—
2018	4	—
Thereafter	4	1

Total minimum lease receipts	$40	7

Less unearned income		(1)

Net investment in direct financing leases		6
Less current portion		(2)

Long-term portion		$4

The carrying value of owned property leased to third parties under operating leases was as follows:

	2013	2012
Property, plant and equipment	$4	$6
Less accumulated depreciation	(3)	(3)

Property, plant and equipment, net	$1	$3